Income Taxes (Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (97,339)	¥ 403,690	¥ 161,269
Less: reclassification adjustments	(65,207)	(65,699)	(70,228)
Total	(162,546)	337,991	91,041
Foreign currency translation adjustments:
Unrealized gains (losses)	126
Less: reclassification adjustments	0	0	0
Total	126
Pension liability adjustments:
Unrealized gains (losses)	(51,661)	87,654	71,646
Less: reclassification adjustments	(1,317)	(16)	2,442
Total	(52,978)	87,638	74,088
Total tax effect before allocation to noncontrolling interests	¥ (215,398)	¥ 425,629	¥ 165,129